Basis of Presentation and Organization (Restated) (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Change in Accounting Estimate [Line Items]
Revenue	$ 1,521,818	$ 1,237,067	$ 2,714,213	$ 2,342,316	$ 5,305,130	$ 4,171,622
Cost of revenue	723,508	698,258	1,497,715	1,409,004	3,001,573	2,715,227
Gross profit	798,310	538,809	1,216,498	933,312	2,303,557	1,456,395
Operating Expenses
Compensation expenses	251,521	200,545	369,074	321,402	730,268	806,711
Research and development expense	109,397	116,724	218,795	236,115	472,229	199,144
Bad debt expenses	30,259	61,736	251,252	68,686	393,774	78,038
Occupancy expenses	70,104	59,176	129,176	112,119	254,132	221,000
Depreciation expense	16,833	18,866	36,907	29,921	75,844	36,402
General and administration expenses	476,395	100,447	645,671	147,954	251,220	226,936
Total operating expenses	954,509	557,494	1,650,875	916,197	2,177,467	1,568,231
(loss) Income from operations	(156,199)	(18,685)	(434,377)	17,115	126,090	(111,836)
Other income / (expense)
Interest income	26,383	23,925	53,222	54,093	114,309	109,899
Research and development grant	111,900	93,483	295,200	186,948	526,962	302,876
Other (expense) income	426	(1,199)	(2,643)	(6,127)	(182,566)	(14,797)
Finance costs	(284)		(284)	(141)	(16,797)	(28,555)
Total other income	138,425	116,209	345,495	234,773	441,908	369,423
(Loss) income from operations before income taxes	(17,774)	97,524	(88,882)	251,888	567,998	257,587
Income tax expense	128,220	75,263	177,372	167,384	305,246	179,647
Net (loss) income from continuing operations	(145,994)	22,261	(266,254)	84,504
Net loss from discontinued operations	(104,678)		(297,530)
Net (loss) income	(250,672)	22,261	(563,784)	84,504	262,752	77,940
Other comprehensive income	(297,550)	(61,961)	(156,257)	175,839	(826,704)	(253,280)
Comprehensive (loss) income	(548,222)	(39,700)	(720,041)	260,343	(563,952)	(175,340)
Net (loss) income per share Basic and Diluted:
Continuing operations	$ (0.014)	$ 0.004	$ (0.026)	$ 0.016
Discontinued	$ (0.010)		$ (0.028)		$ 0.049	$ 0.015
Total	$ (0.024)	$ 0.004	$ (0.054)	$ 0.016
Reported [Member]
Change in Accounting Estimate [Line Items]
Revenue	1,581,716	1,309,608	2,955,168	2,616,913	6,098,374	4,171,622
Cost of revenue	783,425	770,794	1,738,669	1,683,600	3,700,918	2,622,383
Gross profit	798,291	538,814	1,216,499	933,313	2,397,456	1,549,239
Operating Expenses
Compensation expenses	251,521	231,954	369,074	386,883	859,754	807,671
Research and development expense	109,397	118,057	218,795	236,115	472,229	199,144
Bad debt expenses	30,259	61,736	251,252	68,686	393,774	78,038
Occupancy expenses	70,123	64,862	132,041	123,489	276,615	254,145
Depreciation expense	16,813	18,870	36,907	29,921	169,743	129,246
General and administration expenses	476,376	62,277	642,806	71,621	99,251	207,629
Total operating expenses	954,489	557,756	1,650,875	916,715	2,271,366	1,675,873
(loss) Income from operations	(156,198)	(18,942)	(434,376)	16,598	126,090	(126,634)
Other income / (expense)
Interest income	26,383	23,925	53,222	54,093	114,309	109,899
Research and development grant	111,900	93,483	295,200	186,948	526,962	302,876
Other (expense) income	3,713		3,713	(141)	(182,566)
Finance costs	(284)		(284)		(16,797)	(28,555)
Total other income	141,712	117,408	351,851	240,900	441,908	384,220
(Loss) income from operations before income taxes	(14,486)	98,466	(82,525)	257,498	567,998	257,586
Income tax expense	299,187	90,158	339,416	95,078	579,844
Net (loss) income from continuing operations	(313,673)	8,308	(421,941)	162,420
Net loss from discontinued operations	(104,678)		(297,530)
Net (loss) income	(418,351)	8,308	(719,471)	162,420	(11,846)	257,586
Other comprehensive income	(287,468)	(63,565)	(148,717)	178,363	(807,855)	(253,444)
Comprehensive (loss) income	(705,819)	(55,257)	(868,188)	340,783	(819,701)	4,142
Net (loss) income per share Basic and Diluted:
Continuing operations	$ (0.03)	$ 0.002	$ (0.041)	$ 0.031	$ (0.002)	$ 0.049
Discontinued	$ (0.01)		$ (0.028)		$ (0.002)	$ 0.049
Total	$ (0.04)	$ 0.002	$ (0.069)	$ 0.031
Adjustments [Member]
Change in Accounting Estimate [Line Items]
Revenue	(59,898)	(72,541)	(240,955)	(274,597)	(793,244)
Cost of revenue	(59,917)	(72,536)	(240,954)	(274,596)	(699,345)	92,844
Gross profit	19	(5)	(1)	(1)	(93,899)	(92,844)
Operating Expenses
Compensation expenses		(31,409)		(65,481)	(129,486)	(960)
Research and development expense		(1,333)
Bad debt expenses
Occupancy expenses	(19)	(5,686)	(2,865)	(11,370)	(22,483)	(33,145)
Depreciation expense	20	(4)			(93,899)	(92,844)
General and administration expenses	19	38,170	2,865	76,333	151,969	19,307
Total operating expenses	20	(262)		(518)	(93,899)	(107,642)
(loss) Income from operations	(1)	257	(1)	517		14,798
Other income / (expense)
Interest income
Research and development grant
Other (expense) income	(3,287)	(1,199)	(6,356)			(14,797)
Finance costs				(6,127)
Total other income	(3,287)	(1,199)	(6,356)	(6,127)		(14,797)
(Loss) income from operations before income taxes	(3,288)	(942)	(6,357)	(5,610)		1
Income tax expense	(170,967)	(14,895)	(162,044)	72,306	(274,598)	179,647
Net (loss) income from continuing operations	167,679	13,953	155,687	(77,916)
Net loss from discontinued operations
Net (loss) income	167,679	13,953	155,687	(77,916)	274,598	(179,646)
Other comprehensive income	(10,082)	1,604	(7,540)	(2,524)	(18,849)	164
Comprehensive (loss) income	$ 157,597	$ 15,557	$ 148,147	$ (80,440)	$ 255,749	$ (179,482)
Net (loss) income per share Basic and Diluted:
Continuing operations	$ 0.016	$ 0.003	$ 0.015	$ (0.015)	$ 0.052	$ (0.034)
Discontinued					$ 0.052	$ (0.034)
Total	$ 0.016	$ 0.003	$ 0.015	$ (0.015)